Condensed Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 33.1	$ 37.0	$ 36.9	$ 61.4	$ 18.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	87.2	68.0	93.4	80.7	78.7
Amortization of deferred financing costs and debt discounts	1.3	1.1	1.4	1.7	0.8
Deferred income taxes	18.1	4.2	3.4	9.0	(2.3)
Loss on asset disposal			1.1	0.0	0.0
Loss on asset disposal	0.0	1.1
Allowance for equity funds used during construction			(6.2)	(5.0)	(1.0)
Allowance for equity funds used during construction	(0.3)	(5.4)
Changes in certain assets and liabilities:
Accounts receivable, net	(37.0)	(8.0)	(13.5)	(0.7)	(20.5)
Inventories	(6.6)	(15.8)	(13.8)	(17.7)	(12.5)
Taxes applicable to subsequent years	103.2	86.6	(24.2)	(19.0)	(10.9)
Prepayments and other current assets	(4.2)	(8.0)
Current regulatory assets and liabilities, net	(3.9)	(17.1)
Current and non-current regulatory assets and liabilities, net	5.0	9.5	(14.2)	(75.1)	38.4
Other non-current assets	0.2	16.4	18.6	(4.9)	5.6
Accounts payable	(8.8)	22.7	21.1	(19.9)	13.6
Accrued taxes payable / receivable	(108.2)	(100.2)	37.5	37.3	12.5
Accrued interest	4.1	8.5	6.0	0.8	0.8
Accrued and other current liabilities	11.1	21.4
Accrued and other current liabilities			6.8	(2.0)	2.6
Accrued pension and other postretirement benefits	(7.0)	(6.2)	(7.0)	(4.1)	(11.4)
Other non-current liabilities			1.9	(3.0)	4.9
Other	1.3	1.7	1.4	(4.1)	(0.6)
Net cash provided by operating activities	88.6	117.5	150.6	35.4	117.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(256.1)	(449.6)	(547.9)	(384.3)	(283.7)
Cost of removal payments	(8.5)	(21.9)	(27.5)	(26.8)	(22.4)
Other investing activities, net	(0.4)	(0.7)	(0.9)	0.2	0.4
Net cash used in investing activities	(265.0)	(472.2)	(576.3)	(410.9)	(305.7)
Cash flows from financing activities:
Borrowings under revolving credit facilities	385.0	355.0	485.0	315.0	255.0
Repayments under revolving credit facilities	(525.0)	(325.0)	(360.0)	(420.0)	(135.0)
Issuance of short-term debt	0.0	150.0	150.0	0.0	0.0
Repayments of short-term debt	(150.0)	0.0
Issuance of long-term debt	375.0	0.0	0.0	300.0	140.0
Distributions to parent	0.0	21.0
Equity contributions from parent	150.0	200.0	200.0	260.0	0.0
Distributions to parent			(40.0)	(83.0)	(64.0)
Other financing activities, net			(0.2)	(0.7)	(2.6)
Payments of deferred financing costs	(4.5)	(0.2)
Net cash provided by financing activities	230.5	358.8	434.8	371.3	193.4
Cash and cash equivalents:
Net increase in cash, cash equivalents and restricted cash	54.1	4.1	9.1	(4.2)	5.3
Cash, cash equivalents and restricted cash at beginning of period	24.7	15.6	15.6	19.8	14.5
Cash, cash equivalents and restricted cash at end of period	78.8	19.7	24.7	15.6	19.8
Supplemental cash flow information:
Interest paid, net of amounts capitalized	53.1	27.2	42.6	34.4	15.9
Non-cash investing activities:
Accruals for capital expenditures	$ 47.2	$ 37.4	$ 48.8	$ 101.5	$ 47.0